Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Variable Interest Entities and Subsidiaries
As of December 31, 2020, the Company’s principal subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries

Gracell Biotechnologies Holdings Limited (“Gracell BVI”)	May 22, 2018	British VirginIslands	100%	Investment holding

Gracell Biotechnologies (HK) Limited	June 7, 2018	Hong Kong	100%	Investment holding

Gracell Bioscience (Shanghai) Co., Ltd.	August 24, 2018	The PRC	100%	Research and development of innovative medicines

Gracell Biopharmaceuticals, Inc.	February 11, 2020	The United States of America	100%	Research and development of innovative medicines

Gracell Biomedicine (Shanghai) Co., Ltd.	August 19, 2020	The PRC	100%	Research and development of innovative medicines

VIE

Gracell Biotechnologies (Shanghai) Co., Ltd.	May 22, 2017	The PRC	—	Research and development of innovative medicines

VIE’s subsidiary

Suzhou Gracell Biotechnologies Co., Ltd. (“Suzhou Gracell”)	April 23, 2018	The PRC	—	Research and development of innovative medicines

Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries
The following financial information of the Group’s VIE and the VIE’s subsidiary as of December 31, 2019 and 2020 and for each of the three years in the period ended December 31, 2020 is included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	42,153	49,749	7,624
Short-term investments	4,200	18,743	2,872
Amounts due from related parties	51,835	48,505	7,434
Prepayments and other current assets	17,912	29,152	4,469

Total current assets	116,100	146,149	22,399
Property, equipment and software	36,350	78,401	12,016
Other non-current assets	17,682	9,744	1,493

TOTAL ASSETS	170,132	234,294	35,908

LIABILITIES
Current liabilities:
Amounts due to related parties	218,719	270,004	41,380
Accruals and other current liabilities	7,886	11,157	1,710
Short-term borrowings	—	49,990	7,661
Current portion of long-term borrowings	—	970	149

Total current liabilities	226,605	332,121	50,900
Amounts due to related parties	23,000	29,915	4,585
Long-term borrowings	—	51,926	7,958

TOTAL LIABILITIES	249,605	413,962	63,443

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Total revenue from related parties	130	6,604	16,906	2,591
Net loss	(59,582)	(83,066)	(100,195)	(15,355)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Net cash used in operating activities	(61,856)	(87,277)	(84,862)	(13,006)
Net cash generated from (used in) investing activities	(113,358)	59,281	(68,628)	(10,518)
Net cash generated from financing activities	138,695	58,259	161,086	24,688